2. Summary of Significant Accounting Policies - Earnings (Loss) Per Share (Details)	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Common Stock Equivalents	28,736,916	14,002,916
Convertible Debt [Member]
Common Stock Equivalents	18,056,932	8,976,532
Stock Warrants [Member]
Common Stock Equivalents	9,728,984	3,672,134
Stock Options [Member]
Common Stock Equivalents	200,000	666,750
Unvested Restricted Stock [Member]
Common Stock Equivalents	750,000	687,500